Unapproved Change Orders and Claims	12 Months Ended
Dec. 31, 2017
Contractors [Abstract]
Unapproved Claims and Change Orders
Unapproved Change Orders, Claims and Estimated Recoveries of Claims Against Suppliers and Subcontractors

The amounts of unapproved change orders, claims and estimated recoveries of claims against suppliers and subcontractors included in determining the profit or loss on contracts are as follows:

Dollars in millions	2017	2016
Amounts included in project estimates-at-completion at January 1,	$294	$104
Additions	647	241
Approved change orders	(17)	(51)
Amounts included in project estimates-at-completion at December 31,	$924	$294
Amounts recorded in revenues on a percentage-of-completion basis at December 31,	$826	$241

As of December 31, 2017 and 2016, most of the change orders, customer claims and estimated recoveries of claims against suppliers and subcontractors above relate to our proportionate share of unapproved change orders and claims associated with our 30% ownership interest in the JKC JV ("JKC"), which has contracted to perform the engineering, procurement, supply, construction and commissioning of onshore LNG facilities for a client in Darwin, Australia (Ichthys LNG Project). The contract between JKC and its client is a hybrid contract containing both cost-reimbursable and fixed-price (including unit-rate) scopes. Our proportionate share of unapproved change orders, claims and estimated recoveries of claims against suppliers and subcontractors on the project increased by $630 million and $199 million for the years ended December 31, 2017 and 2016.

The additional costs associated with these change orders, customer claims and estimated recoveries of claims against suppliers and subcontractors have been included in determining profit at completion and have resulted in a reduction to our percentage of completion progress for the year ended December 31, 2017. Estimated recoveries associated with the additional change orders, customer claims, and claims against suppliers and subcontractors, which are less than the estimated additional costs, have also been included in determining estimated profit at completion. Further, there are additional claims we believe that we or our joint venture is entitled to recover from our client related to additional project costs which have been excluded from estimated revenues and profit at completion as appropriate under U.S. GAAP.

It is anticipated that these commercial matters may not be resolved in the near term. Our current estimates for the above unapproved change orders, customer claims and estimated recoveries of claims against suppliers and subcontractors may prove inaccurate and could result in significant changes to the estimated revenue, costs and profits at completion on the underlying projects. Significant contingencies related to the Ichthys LNG Project are discussed further in Note 18 to our consolidated financial statements.

Liquidated damages

Some of our engineering and construction contracts have schedule dates and performance obligations that if not met could subject us to penalties for liquidated damages. These generally relate to specified activities that must be completed by a set contractual date or by achievement of a specified level of output or throughput. Each contract defines the conditions under which a customer may make a claim for liquidated damages. However, in some instances, liquidated damages are not asserted by the customer, but the potential to do so is used in negotiating or settling claims and closing out the contract. Accrued liquidated damages are recognized as a reduction in revenues in our consolidated statements of operations.

In addition to the accrued liquidated damages, it is possible that liquidated damages related to several projects totaling $9 million at December 31, 2017 and $8 million at December 31, 2016 could be incurred if the projects are completed as currently forecasted. However, based upon our evaluation of our performance, we have concluded these liquidated damages are not probable and therefore, they have not been recognized.